Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of Inventories
	As of December 31,
	2020	2019
Raw materials	$378,547	$288,687
Finished goods	1,087,194	1,138,394
Low-value consumption goods	69,774	31,801
Work in progress	609,440	416,028
Total Inventory	2,144,955	1,874,910
Less: reserve for obsolete inventories	176,805	-
Total	$1,968,150	$1,874,910